23. Provision for legal and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Beginning balance	R$ 849,408	R$ 528,320
Additions, net of reversals	547,691	551,191
Payments	(715,203)	(536,647)
Monetary adjustment	158,741	306,544
Ending balance	840,637	849,408
Provision For Civil [Member]
Provision for legal and administrative proceedings [line items]
Beginning balance	111,301	132,422
Additions, net of reversals	348,012	239,705
Payments	(335,640)	(324,803)
Monetary adjustment	89,028	63,977
Ending balance	212,702	111,301
Provision For Labor [Member]
Provision for legal and administrative proceedings [line items]
Beginning balance	435,438	184,311
Additions, net of reversals	96,235	225,864
Payments	(301,971)	(114,450)
Monetary adjustment	32,136	139,713
Ending balance	261,837	435,438
Tax [Member]
Provision for legal and administrative proceedings [line items]
Beginning balance	271,214	180,643
Additions, net of reversals	103,354	84,990
Payments	(77,341)	(96,346)
Monetary adjustment	36,490	101,927
Ending balance	333,717	271,214
Provision For Regulatory [Member]
Provision for legal and administrative proceedings [line items]
Beginning balance	31,455	30,944
Additions, net of reversals	90	632
Payments	(251)	(1,048)
Monetary adjustment	1,087	927
Ending balance	R$ 32,381	R$ 31,455